Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
COMMON STOCK

NOTE 9 – COMMON STOCK

During the nine months ended September 30, 2018, the Company issued 704,188,067 shares of common stock to settle $250,547 of principal and $18,870 of accrued interest on its convertible notes.

10.	Common Stock

a)	During August, 2016, the Company issued 38,479,487 shares of common stock to settle $47,904 on debt conversions with two significant shareholders of the Company.

b)	During September, 2016, the Company issued 115,989,052 shares of common stock to settle $56,552 on a debt conversion with two significant shareholders of the Company.

c)	On October 6, 2016, the Company issued 24,655,278 shares of common stock to settle $4,330 on a debt conversion with two significant shareholders of the Company.

d)	During November, 2016, the Company issued 78,374,583 shares of common stock to settle $11,234 on a debt conversion with two significant shareholders of the Company.

e)	On July 13, 2017, the Company issued 29,788,980 shares of common stock to settle $8,800 of principal and $1,924 of interest on a debt conversion with a significant shareholder of the Company.

f)	As of September 30, 2017, there was an insufficient amount of the Company’s authorized common stock to satisfy the potential number of shares that would be required to satisfy the outstanding convertible preferred shares and convertible debt into common stock. In accordance with ASC 815 Derivatives and hedging, the Company analyzed which contracts could be classified as equity through the following sequencing methodology: contracts with no maturity date (convertible preferred shares) then contracts with the earliest maturity date first. Under this methodology, the management determined there was no additional liability, as there is already a derivative liability recorded for the embedded conversion feature.